OPERATING EXPENSES - Schedule of general and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
OPERATING EXPENSES
Total	$ 9,040,589	$ 6,053,503	[1]	$ 3,234,773	[1]
Personnel expenses
OPERATING EXPENSES
Total	5,876,014	3,154,926		1,951,917
Consulting & legal expense
OPERATING EXPENSES
Total	1,334,304	1,466,165		416,836
Depreciation and amortization expense
OPERATING EXPENSES
Total	640,590	269,341		310,585
Office expenses
OPERATING EXPENSES
Total	301,422	169,816		238,243
Transportation expense
OPERATING EXPENSES
Total	161,727	137,632		150,652
Travelling expense
OPERATING EXPENSES
Total	148,672	21,647		41,161
Software expense
OPERATING EXPENSES
Total	134,423	102,518		30,444
Communication expense
OPERATING EXPENSES
Total	87,886	119,500		5,410
Non-income-based taxes
OPERATING EXPENSES
Total	37,820	446,764		44,189
Other
OPERATING EXPENSES
Total	$ 317,731	$ 165,194		$ 45,336

[1]	See restatement of financial statements in note 2.4 for further details.